Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust:

Functional and presentation currency

The Trust’s functional and presentation currency is the U.S. Dollar. The Trusts’ performance is evaluated and its liquidity is managed in U.S. Dollars. Therefore, the U.S. Dollar is considered as the currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.